Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Alternative Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2019